Investments - Table (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Investments
Short-term investment			¥ 166,465
Long-term investments	¥ 200,000,000	$ 28,997,274	202,819,390
Total investments	200,000,000	28,997,274	202,985,855
Equity Securities
Investments
Short-term investment			166,465
Long-term investments	¥ 200,000,000	$ 28,997,274	¥ 202,819,390